Revenues	12 Months Ended
Dec. 31, 2024
Revenues [Abstract]
REVENUES

NOTE 9:- REVENUES

Disaggregation of revenue:

The following table disaggregates the Company’s revenues based on the nature and characteristics of its contracts, for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022

Sales of products	$4,888,968	$3,985,773	$2,085,018
NRE&POC Contracts and related services	1,189,985	45,330	419,878

	$6,078,953	$4,031,103	$2,504,896

	December 31,
	2024	2023
Contract balances:

Unbilled receivables	$-	$182,735

Remaining performance obligations represent contracted revenues that have not yet been recognized, and which includes non-cancelable contracts that will be invoiced and recognized as revenue in future periods. The Company has elected the optional exemption, which allows for the exclusion of the amounts for remaining performance obligations that are part of contracts with an original expected duration of one year or less.